Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Dec. 31, 2018	$ 232,642	$ 2	$ 0	$ 118	$ 0	$ 361,311	$ (15,488)	$ (113,301)
Beginning balance, shares at Dec. 31, 2018		40,145,617	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	7,365					7,365
Restricted shares - forfeited (in shares)		(302)
Exercise of share options	4					4
Exercise of share option (in shares)		2,126
Unrealized gain on foreign currency translation	5,051						5,051
Net loss	(27,179)							(27,179)
Ending balance at Mar. 31, 2019	217,883	$ 2	$ 0	$ 118	$ 0	368,680	(10,437)	(140,480)
Ending balance, shares at Mar. 31, 2019		40,147,441	34,425	88,893,548	1
Beginning balance at Dec. 31, 2018	$ 232,642	$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Beginning balance, shares at Dec. 31, 2018		40,145,617	34,425	88,893,548	1
Stockholders' Equity
Exercise of share option (in shares)	19,367
Unrealized gain on foreign currency translation	$ (3,821)
Net loss	(55,655)
Ending balance at Jun. 30, 2019	298,222	$ 2	$ 0	$ 118	$ 0	486,369	(19,309)	(168,958)
Ending balance, shares at Jun. 30, 2019		44,981,860	34,425	88,893,548	1
Beginning balance at Mar. 31, 2019	217,883	$ 2	$ 0	$ 118	$ 0	368,680	(10,437)	(140,480)
Beginning balance, shares at Mar. 31, 2019		40,147,441	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	108,815	$ 0				108,815
Issuance of shares, net of issuance costs (shares)		4,830,000
Share-based compensation expense	8,866					8,866
Restricted shares - forfeited (in shares)		(78)
Exercise of share options	8					8
Exercise of share option (in shares)		4,497
Unrealized gain on foreign currency translation	(8,872)						(8,872)
Net loss	(28,478)							(28,478)
Ending balance at Jun. 30, 2019	298,222	$ 2	$ 0	$ 118	$ 0	486,369	(19,309)	(168,958)
Ending balance, shares at Jun. 30, 2019		44,981,860	34,425	88,893,548	1
Beginning balance at Dec. 31, 2019	254,839	$ 2	$ 0	$ 118	$ 0	500,560	(8,691)	(237,150)
Beginning balance, shares at Dec. 31, 2019		44,983,006	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	73,953	$ 1				73,952
Issuance of shares, net of issuance costs (shares)		7,250,000
Share-based compensation expense	6,235					6,235
Restricted shares - forfeited (in shares)		(50)
Exercise of share options	24					24
Exercise of share option (in shares)		14,976
Unrealized gain on foreign currency translation	(17,701)						(17,701)
Net loss	(29,873)							(29,873)
Ending balance at Mar. 31, 2020	287,478	$ 3	$ 0	$ 118	$ 0	580,772	(26,392)	(267,023)
Ending balance, shares at Mar. 31, 2020		52,247,932	34,425	88,893,548	1
Beginning balance at Dec. 31, 2019	254,839	$ 2	$ 0	$ 118	$ 0	500,560	(8,691)	(237,150)
Beginning balance, shares at Dec. 31, 2019		44,983,006	34,425	88,893,548	1
Stockholders' Equity
Unrealized gain on foreign currency translation	(19,520)
Net loss	(61,918)
Ending balance at Jun. 30, 2020	258,952	$ 3	$ 0	$ 118	$ 0	586,110	(28,211)	(299,068)
Ending balance, shares at Jun. 30, 2020		52,250,404	34,425	88,893,548	1
Beginning balance at Mar. 31, 2020	287,478	$ 3	$ 0	$ 118	$ 0	580,772	(26,392)	(267,023)
Beginning balance, shares at Mar. 31, 2020		52,247,932	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	5,305					5,305
Restricted shares - forfeited (in shares)		(1,919)
Exercise of share options	33					33
Exercise of share option (in shares)		4,391
Unrealized gain on foreign currency translation	(1,819)						(1,819)
Net loss	(32,045)							(32,045)
Ending balance at Jun. 30, 2020	$ 258,952	$ 3	$ 0	$ 118	$ 0	$ 586,110	$ (28,211)	$ (299,068)
Ending balance, shares at Jun. 30, 2020		52,250,404	34,425	88,893,548	1